Provisions - Schedule of other provisions by geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions	€ 8,441	€ 8,149	€ 9,583	€ 10,852
Other provisions
Disclosure of other provisions [line items]
Provisions	4,634	4,073	4,423	€ 4,425
Spain | Other provisions
Disclosure of other provisions [line items]
Provisions	1,921	1,768	1,595
European Union (excluding Spain) | Other provisions
Disclosure of other provisions [line items]
Provisions	433	328	779
Other Foreign Countries Not Including Countries in EU | Other provisions
Disclosure of other provisions [line items]
Provisions	2,280	1,977	2,049
Brazil | Other provisions
Disclosure of other provisions [line items]
Provisions	€ 1,618	€ 1,243	€ 1,339